Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income/(loss)	$ 521	$ (1,087)	$ 32
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Depreciation of property, plant and equipment	182	170	202
(Gain)/loss on disposal of property, plant and equipment	(328)	(1)	10
Non-controlling interest in (loss)/profits of subsidiaries	(531)	330	305
Equity in profit of affiliates	(1,131)	(723)	(595)
Deferred tax assets	(18)	(79)	(46)
(Increase)/decrease in current assets:
Accounts receivable, net	(70)	2,389	644
Prepayments and other current assets	(150)	(923)	341
Inventories	737	(54)	1,334
Increase/(decrease) in current liabilities:
Accounts payable	(271)	(738)	(1,954)
Other payables and accrued expenses	(671)	418	(9)
Taxation payable	(185)	14	(24)
Net cash (used in)/provided by operating activities	(1,915)	(284)	240
Cash flows from investing activities:
Purchase of property, plant and equipment	(63)	(112)	(118)
Proceeds on disposal of property, plant and equipment	491	9	7
Purchase of non-controlling interest of subsidiaries	(238)	(73)	0
Dividend received from affiliates	779	76	207
Investments in affiliates	(435)	(262)	0
Restricted cash for issuance of bank guarantees	563	(348)	(73)
Dividend paid to non-controlling interest	0	0	(147)
Net cash provided by/(used in) investing activities	1,097	(710)	(124)
Cash flows from financing activities:
Issuance of ordinary shares on exercise of options	0	33	6
Purchase of treasury stock	(94)	(105)	(253)
Net cash used in financing activities	(94)	(72)	(247)
Effect of exchange rate changes on cash and cash equivalents	121	171	10
Net decrease in cash and cash equivalents	(791)	(895)	(121)
Cash and cash equivalents, beginning of year	6,130	7,025	7,146
Cash and cash equivalents, end of year	5,339	6,130	7,025
Supplementary information
Interest received	60	42	37
Income taxes paid	$ 176	$ 219	$ 289